INCOME TAXES (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
United States	$ 8,496	$ 8,513	$ 7,736
International	2,516	4,996	5,672
EARNINGS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	$ 11,012	$ 13,509	$ 13,408